UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tegean Capital Management, LLC

Address:   Two Grand Central Tower
           140 East 45th Street, 37th Floor
           New York, New York  10017

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

/s/ Donald Henry                New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:  $87,611
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                     FORM 13F INFORMATION TABLE
                                                   Tegean Capital Management, LLC
                                                          December 31, 2011



COLUMN 1                     COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                             TITLE                      VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS    SOLE     SHARED  NONE
--------------               ---------      ------      --------- --------   --- ----   ----------- -----   -----    ------- ----
ANNALY CAP MGMT INC          COM            035710409      798       50,000  SH                                50,000
BANK OF AMERICA CORPORATION  COM            060505104       20         3600  SH  CALL                            3600
BANK OF AMERICA CORPORATION  COM            060505104   12,788    2,300,000  SH  CALL                       2,300,000
BANK OF AMERICA CORPORATION  COM            060505104    4,227      760,300  SH                               760,300
CAPITAL ONE FINL CORP        COM            14040H105    6,344      150,000  SH                               150,000
CITIGROUP INC                COM NEW        172967424    5,900      224,250  SH                               224,250
FIFTH THIRD BANCORP          COM            316773100   11,448      900,000  SH                               900,000
GOLDMAN SACHS GROUP INC      COM            38141G104    5,462       60,400  SH                                60,400
HUNTINGTON BANCSHARES INC    COM            446150104      158       28,800  SH                                28,800
JPMORGAN CHASE & CO          COM            46625H100    5,653      170,000  SH                               170,000
METLIFE INC                  COM            59156R108    9,354      300,000  SH                               300,000
MFA FINANCIAL INC            COM            55272X102      377       56,100  SH                                56,100
MORGAN STANLEY               COM NEW        617446448   10,099      667,500  SH                               667,500
PNC FINL SVCS GROUP INC      COM            693475105   10,092      175,000  SH                               175,000
SPRINT NEXTEL CORP           COM SER 1      852061100    2,135      912,500  SH                               912,500
WELLS FARGO & CO NEW         COM            949746101    2,756      100,000  SH                               100,000





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